Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Domestic	$ 95,226	$ 160,749	$ 186,444
Foreign	8,778	38,612	60,886
Income before income taxes	$ 104,004	$ 199,361	$ 247,330